Insurance business - Liabilities under insurance contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	$ 109,077
Claims and benefits paid	(6,557)	$ (6,094)
Increase in liabilities to policyholders	11,067
Increase in liabilities to policyholders		14,940
Exchange differences and other movements	(2,411)	(3,292)
Gross liabilities under insurance contracts end of period	110,587	109,077
Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	75,837
Claims and benefits paid	(4,032)	(2,929)
Increase in liabilities to policyholders	11,008
Increase in liabilities to policyholders		10,474
Exchange differences and other movements	2,004	(534)
Gross liabilities under insurance contracts end of period	84,208	75,837
Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	6,483
Claims and benefits paid	(680)	(1,023)
Increase in liabilities to policyholders	(124)
Increase in liabilities to policyholders		1,134
Exchange differences and other movements	(313)	(47)
Gross liabilities under insurance contracts end of period	5,386	6,483
Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	26,757
Claims and benefits paid	(1,845)	(2,142)
Increase in liabilities to policyholders	183
Increase in liabilities to policyholders		3,332
Exchange differences and other movements	(4,102)	(2,711)
Gross liabilities under insurance contracts end of period	20,993	26,757
Gross insurance premium income
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	112,745	107,191
Gross liabilities under insurance contracts end of period	114,844	112,745
Gross insurance premium income | Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	79,475	72,464
Gross liabilities under insurance contracts end of period	88,455	79,475
Gross insurance premium income | Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	6,513	6,449
Gross liabilities under insurance contracts end of period	5,396	6,513
Gross insurance premium income | Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	26,757	28,278
Gross liabilities under insurance contracts end of period	20,993	26,757
Reinsurers’ share of gross insurance premium income
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(3,668)
Gross liabilities under insurance contracts end of period	(4,257)	(3,668)
Reinsurers’ share of gross insurance premium income | Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(3,638)
Gross liabilities under insurance contracts end of period	(4,247)	(3,638)
Reinsurers’ share of gross insurance premium income | Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(30)
Gross liabilities under insurance contracts end of period	(10)	(30)
Reinsurers’ share of gross insurance premium income | Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	0
Gross liabilities under insurance contracts end of period	$ 0	$ 0